Dividends on ordinary shares and preference shares	12 Months Ended
Dec. 31, 2024
Dividends On Ordinary Shares [Abstract]
Dividends on ordinary shares and preference shares	Dividends on ordinary shares and preference shares
The 2024 financial statements include £1,782m (2023: £1,348m, 2022: £200m) of dividends paid on ordinary shares. This comprises a
2023 interim dividend of £852m (2022; £700m, 2021: £200m) and 1 interim dividend in relation to 2024 of £930m (2023: 1 interim dividend of £648m, 2022:£ nil).
This results in a total dividend for the year of £0.76 (2023: £0.58, 2022: £0.09) per ordinary share.
Dividends paid on preference shares amounted to £41m (2023: £40m, 2022; £31m). Dividends paid on the Euro preference shares amounted to £384.56 per share (2023: £333.36, 2022: £53.42). Dividends paid on the US Dollar preference shares amounted to £493.20 per share (2023: £499.58, 2022: £511.27).
The Directors have approved an interim dividend in respect of 2024 of £1,195m. The financial statements for the year ended 31 December
2024 do not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December 2025.